Related Party Transactions - Additional Information (Details)				2 Months Ended	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Mar. 07, 2021 shares	Jan. 12, 2021 shares	Jul. 23, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Feb. 17, 2021 USD ($)
Related Party Transaction [Line Items]
Unpaid principal balance					$ 13,500,000		$ 26,200,000	$ 13,500,000	$ 13,500,000		$ 26,200,000	$ 19,200,000
Total stock-based compensation expense					$ 3,573,000	$ 1,020,000			20,174,000	$ 5,829,000	$ 7,223,000	$ 3,380,000
Gores Metropoulos II, Inc.
Related Party Transaction [Line Items]
Sale of common stock, value				$ 25,000			$ 25,000 [1]
Proceeds from sale of Private Placement Warrants to Sponsor									11,000,000
Founder Shares | Gores Metropoulos II, Inc.
Related Party Transaction [Line Items]
Total stock-based compensation expense									$ 0
Founder Shares | Class A Common Stock | Gores Metropoulos II, Inc.
Related Party Transaction [Line Items]
Conversion ratio			1
Founder Shares | Sponsor | Gores Metropoulos II, Inc.
Related Party Transaction [Line Items]
Number of shares purchased | shares			11,500,000
Sale of common stock, value			$ 25,000
Purchase price per share | $ / shares			$ 0.002
Founder shares transferred to independent directors | shares		25,000
Shares forfeited | shares	250,000		1,500,000
Percentage of founder shares held by the initial stockholders	20.00%
Private Placement Warrants | Class A Common Stock | Gores Metropoulos II, Inc.
Related Party Transaction [Line Items]
Number of shares warrant may be converted | shares					1		1	1	1		1
Exercise price (in dollars per share) | $ / shares					$ 11.50			$ 11.50	$ 11.50
Private Placement Warrants | Sponsor | Gores Metropoulos II, Inc.
Related Party Transaction [Line Items]
Number outstanding (in shares) | shares					5,500,000			5,500,000	5,500,000
Warrants sold, price per warrant | $ / shares									$ 2.00
Proceeds from sale of Private Placement Warrants to Sponsor									$ 11,000,000
Sponsor Loan | Gores Metropoulos II, Inc.
Related Party Transaction [Line Items]
Unpaid principal balance							$ 300,000				$ 300,000
Promissory note issued													$ 1,500,000
Proceeds from promissory note issued									1,500,000
Sponsor Loan | Initial Public Offering | Gores Metropoulos II, Inc.
Related Party Transaction [Line Items]
Aggregate principal amount					$ 300,000		300,000	$ 300,000	300,000		300,000
Administrative Services Agreement | Gores Metropoulos II, Inc.
Related Party Transaction [Line Items]
Agreed to pay to affiliate, monthly for office space, utilities and secretarial support					$ 20,000		$ 20,000	20,000	$ 20,000		$ 20,000
Administrative Services Agreement | Affiliate of the Sponsor | Gores Metropoulos II, Inc.
Related Party Transaction [Line Items]
Payments to affiliate								$ 167,742

[1]	This number includes up to $1,500,000 shares of Class F common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.